Nonmonetary transactions	12 Months Ended
Dec. 31, 2013
Nonmonetary Transactions [Abstract]
Nonmonetary transactions

4. Nonmonetary transactions

The Company entered into three barter transactions in 2013.

•	Barter transaction I. The Company entered into an advertising agreement with a shoe manufacturing enterprise to release the advertisement of its products in 42 LCD screens for two months with the frequency of 120 times a day. The consideration of the contract is the barter credits – 1,077 sheets of coupons for Spring & Summer shoes with the average market unit price of RMB 2,150 and 375 sheets for Autumn & Winter shoes with the average unit price of RMB 2,650. According to management’s estimation, the realized fair value of the barter credits received is more clearly evident than the fair value of the barter transaction. The sale arrangement was valued at $534. The Company recognized advertisement issuance revenue of $504 and capitalized barter credits received of $542. There was no gain or loss recognized on the transfer.

•	Barter transaction II. In August 2013, the Company appointed a local communication company (the “Communication Company”) for the approval service of an additional 54 LCD advertising locations concession. The contract term was three years and the total amount was $492. As the settlement of this obligation, the Company and the Communication Company reached an agreement that the contract amount would be offset by part of the barter credits obtained from the sale described in “Barter Transaction I”. According to management’s estimation, the fair value of the barter credit was more clearly evident than the fair value of the barter transaction. The cost of the approval service was determined at $492. The Company settled the obligation incurred by concession approval of $492 and capitalized approval costs of $492. In 2013, the Company amortized four months with the amount of $58 to cost of revenue. There was no gain or loss recognized on the transfer.

•	Barter transaction III. The Company entered into an agreement to release the advertisement in 99 LCD screens in 20 malls for two months with the frequency of 360 times a day. The contract amount was $492 and the consideration of the contract was the 5-year use right of a LED advertising screen, with the size of 3.42m*2.32m located just in front of Nanjing West Road entrance. According to management’s estimation, the market price of advertising time and spaces surrendered was more clearly evident than the fair value of the barter transaction. The exchange was valued at $492. The Company recognized advertising service revenue $457 and amortized one month LED use right with the amount of $8 to cost of revenue. There was no gain or loss recognized on the transfer.